Other Non-Current Asset	12 Months Ended
Dec. 31, 2022
Other Non-current Assets
Other Non-current Assets

9.Other Non-current Assets

Other non-current assets mainly include time deposits, held-to-maturity debt securities, available-for-sale debt securities, investment in convertible bonds, and equity method investments.

Time deposits and held-to-maturity debt securities represent the time deposits made in financial institutions and other held-to-maturity debt securities that the Group has positive intent and ability to hold to maturity. As of December 31, 2021 and 2022, the carrying amount for the investments, net of allowance for credit losses, was RMB13,008,899 and RMB11,040,283 (US$1,600,691), respectively. As of December 31, 2021 and 2022, the allowance for credit losses was RMB14,378 and RMB12,873 (US$1,866), respectively. The gross unrecognized holding gains or loss on the investments was nil as of December 31, 2021 and 2022. Interest income recorded on these time deposits in the consolidated statements of comprehensive income/(loss) were RMB66,602, RMB83,728 and RMB151,299 (US$21,936) for the years ended December 31, 2020, 2021 and 2022, respectively.

The following table summarizes the net carrying amount of long-term time deposits and held-to-maturity debt securities with stated contractual dates, classified by the contractual maturity date of the investments:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$

Due in 1 year through 2 years	8,936,424	5,536,768	802,756
Due in 2 years through 3 years	4,072,475	5,503,515	797,935
	13,008,899	11,040,283	1,600,691

As of December 31, 2022, available-for-sale debt securities include government bonds purchased from financial institutions, with maturities of greater than twelve months. The following table summarizes the details of available-for-sale debt securities with stated contractual dates, classified by the contractual maturity date of the investments:

Fair Value
		Gross	Gross	Fair Value	(Net
	Amortized	Unrealized	Unrealized	(Net Carrying	Carrying
	Cost	Gains	Losses	Amount)	Amount)
	RMB	RMB	RMB	RMB	US$

Due in 5 years through 10 years	3,596,846	4,626	(25,998)	3,575,474	518,395

The Group does not consider the investments in available-for-sale debt securities to be other-than-temporarily impaired at December 31, 2022. Hence, no allowance for credit loss was recorded as of December 31, 2022.

As of December 31, 2021, investment in convertible bonds measured at fair value amounted to RMB1,290,901, which is reclassified to short-term investments for the year ended December 31, 2022 (Note 4).

Equity method investments consist of the Group’s investments as a limited partner in certain limited partnership funds, including funds set up by the Company’s related parties, to make strategic investments. As of December 31, 2021 and 2022, the carrying amount for the investments was RMB1,968,156 and RMB2,049,616 (US$297,166), respectively. No equity method investments were considered, individually or in aggregate, material as of December 31, 2021 and 2022. There was no impairment on these investments during the years ended December 31, 2020, 2021 and 2022.